Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year(1)	SCT Total for PEO	CAP to PEO(2)	Average SCT Total for non-PEO NEOs	Average CAP to non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net (Loss) Income	Worldwide Revenue Growth(4)
	($)	($)	($)	($)	($)	($)	($ in 000's)	(%)
2025	$9,217,620	$14,939,215	$3,172,191	$4,505,597	$71.06	$81.27	$(11,448)	14.9%
2024	11,070,400	6,768,485	3,042,529	2,298,563	54.89	66.46	(44,698)	16.5%
2023	8,749,289	4,761,236	2,669,757	1,799,435	64.11	68.20	(30,438)	20.8%
2022	8,346,968	248,184	2,256,022	798,083	79.72	67.65	(46,466)	20.4%
2021	7,535,074	13,119,796	2,142,873	3,433,743	124.90	89.96	50,199	32.8%

Named Executive Officers, Footnote	Non-PEO Named Executive Officers include average of the following participants:
2025: Angela L. Wirick, Douglas J. Seith, Salvatore Privitera, and Justin J. Noznesky
2024: Angela L. Wirick, Douglas J. Seith, Karl S. Dahlquist, and Justin J. Noznesky
2023: Angela L. Wirick, Douglas J. Seith, Karl S. Dahlquist, and Salvatore Privitera
2022: Angela L. Wirick, Douglas J. Seith, Justin J. Noznesky, and Deborah Yount
2021: Angela L. Wirick, Douglas J. Seith, Justin J. Noznesky, and Vinayak Doraiswamy

Peer Group Issuers, Footnote	Reflects the total shareholder return indexed to $100 per share for ATRC and the NASDAQ Health Care Index which is the industry peer group reported in our 2025 Form 10-K.
PEO Total Compensation Amount	$ 9,217,620	$ 11,070,400	$ 8,749,289	$ 8,346,968	$ 7,535,074
PEO Actually Paid Compensation Amount	$ 14,939,215	6,768,485	4,761,236	248,184	13,119,796
Adjustment To PEO Compensation, Footnote	See reconciliation of SCT to CAP for PEO and non-PEO NEOs below.
The table below sets forth a reconciliation from the SCT to CAP for our PEO for the years ended December 31, 2021, 2022, 2023, 2024, and 2025.

	PEO
	2025	2024	2023	2022	2021
SCT Total Compensation	$9,217,620	$11,070,400	$8,749,289	$8,346,968	$7,535,074
Less: Grant Fair Value of Equity Awards Made During Year(1)	(7,203,478)	(9,350,144)	(6,738,465)	(6,722,916)	(5,594,896)
Year End Fair Value of Equity Awards Made During Year(2)	8,735,172	7,036,576	5,933,361	3,877,228	7,213,771
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(3)	3,447,697	(2,046,641)	(2,659,508)	(5,258,934)	2,640,635
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(4)	742,204	58,294	(523,441)	5,838	1,325,212
Less: Fair Value as of Prior Year End for Awards Granted in Prior Years that were Forfeited(5)	—	—	—	—	—
Incremental Fair Value of Modified Awards(5)	—	—	—	—	—
Total Adjustments Related to Equity Awards	5,721,595	(4,301,915)	(3,988,053)	(8,098,784)	5,584,722
Total CAP	$14,939,215	$6,768,485	$4,761,236	$248,184	$13,119,796

(1)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the SCT.
(2)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(3)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end. For awards with a performance condition, the estimated fair value is measured at the probable outcome of such condition as of the last day of the fiscal year. Estimated attainment for awards in periods presented ranges from 93% to 196%.
(4)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(5)No activity during periods presented.

Non-PEO NEO Average Total Compensation Amount	$ 3,172,191	3,042,529	2,669,757	2,256,022	2,142,873
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,505,597	2,298,563	1,799,435	798,083	3,433,743
Adjustment to Non-PEO NEO Compensation Footnote	See reconciliation of SCT to CAP for PEO and non-PEO NEOs below.
The table below sets forth a reconciliation from the average SCT to average CAP for our non-PEO NEOs for the years ended December 31, 2021, 2022, 2023, 2024, and 2025.

	Non-PEO NEOs
	2025	2024	2023	2022	2021
Average SCT Total Compensation	$3,172,191	$3,042,529	$2,669,757	$2,256,022	$2,142,873
Less: Grant Fair Value of Equity Awards Made During Year(1)	(2,184,696)	(2,229,820)	(1,778,787)	(1,555,800)	(1,327,506)
Year End Fair Value of Equity Awards Made During Year(2)	2,459,707	1,867,371	1,584,409	1,106,735	1,656,615
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards(3)	833,688	(396,661)	(620,469)	(954,967)	549,341
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(4)	224,707	15,144	(55,475)	(53,907)	412,420
Less: Fair Value as of Prior Year End for Awards Granted in Prior Years that were Forfeited(5)	—	—	—	—	—
Incremental Fair Value of Modified Awards(5)	—	—	—	—	—
Total Adjustments Related to Equity Awards	1,333,406	(743,966)	(870,322)	(1,457,939)	1,290,870
Total Average CAP	$4,505,597	$2,298,563	$1,799,435	$798,083	$3,433,743

(1)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the SCT.
(2)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(3)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end. For awards with a performance condition, the estimated fair value is measured at the probable outcome of such condition as of the last day of the fiscal year. Estimated attainment for awards in periods presented ranges from 93% to 196%.
(4)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(5)No activity during periods presented.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR
The chart below reflects the relationship between the compensation actually paid to the PEO and average compensation actually paid to the Non-PEO NEOs to AtriCure's TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income
Net Income (Loss)

Year	CAP to PEO	∆ CAP to PEO	Average CAP to non-PEO NEOs	∆ CAP to Non-PEO NEO	Net (Loss) Income ($ in 000's)	∆ Net (Loss) Income
2025	$14,939,215	120.7%	$4,505,597	96.0%	$(11,448)	(74.4)%
2024	6,768,485	42.2%	2,298,563	27.7%	(44,698)	46.8%
2023	4,761,236	1818.4%	1,799,435	125.5%	(30,438)	(34.5)%
2022	248,184	(98.1)%	798,083	(76.8)%	(46,466)	(192.5)%
2021	13,119,796	(4.6)	3,433,743	21.8	50,199	(204.2)
Our strategy is to make investments to drive sustainable growth, and we incur substantial expenditures to develop and commercialize our products, expand our markets and build a foundation to support future growth. As a result, we have incurred net losses throughout our history. Our net losses have resulted principally from costs and expenses relating to sales, training and awareness efforts, research and product development, clinical trials, seeking regulatory clearances and approvals, product quality and safety initiatives and general operating expenses. Our net income (loss) can also be significantly impacted by non-recurring adjustments or charges that are not reflective of our ongoing core business operations and financial condition, as was the case in fiscal year 2021. We believe net income (loss) is not reflective of our ongoing core operations of our business, nor is it a metric that is most important to stockholder value. Therefore, it is not a metric used in any of the Company's incentive plans, and CAP is not correlated with net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Worldwide Revenue Growth

Year	CAP to PEO	∆ CAP to PEO	Average CAP to non-PEO NEOs	∆ CAP to Non-PEO NEO	Worldwide Revenue ($ in 000's)	Worldwide Revenue Growth	∆ Worldwide Revenue Growth
2025	$14,939,215	120.7%	$4,505,597	96.0%	$534,528	14.9%	(1.6)%
2024	6,768,485	42.2%	2,298,563	27.7%	465,307	16.5%	(4.3)%
2023	4,761,236	1818.4%	1,799,435	125.5%	399,245	20.8%	0.4%
2022	248,184	(98.1)%	798,083	(76.8)%	330,379	20.4%	(12.4)%
2021	13,119,796	(4.6)	3,433,743	21.8	274,329	32.8%	43.3
Worldwide revenue growth is the most important company-selected measure. The Compensation Committee believes at this time it is appropriate for the Company to utilize worldwide revenue growth as a performance metric for both the annual incentive plan and the long-term performance share awards due to the importance of this metric to the Company’s investors. The Company believes that many of its current and prospective investors view worldwide revenue growth as the single most important performance metric of the Company. Annual revenue growth is used as a metric for performance attainment of the annual incentive plan, while revenue CAGR over a three-year performance period is used for the performance share awards included in the long-term equity incentive plans. Due to the difference in performance period duration, as well as the significant impact of the Company's stock price on the valuation of the equity incentive awards included in the calculation of CAP, the CAP for the PEO and non-PEO NEO is not correlated in the periods presented. Non-PEO NEO CAP was also impacted by the shifting of non-PEO membership within the periods presented.

Total Shareholder Return Vs Peer Group
The Company's chosen peer group is the NASDAQ Heath Care Index constituents. This is the same peer group disclosed in the Form 10-K performance graph, as well as the same index used to measure the relative total shareholder return performance target for the performance share awards granted annually to our executive officers since 2021. Over the five-year period shown in the table above, the Company's total shareholder return (TSR) was similar to the peer group's
	TSR. The Company's stock performance significantly impacts executive compensation as approximately 70% or greater of the PEO total compensation and over 50% of the non-PEO total compensation is comprised of equity incentive plan awards since 2021. Therefore, CAP for the PEO and non-PEO NEOs is positively correlated to fluctuations in the Company's stock performance as it has a significant impact on the valuation of the underlying equity incentive awards included in the calculation of CAP. The percentage change in the Company TSR from the grant date and year over year has a proportionate impact on the CAP paid.
Tabular List, Table

Most Important Performance Measures
Worldwide Revenue Growth
Shareholder Return

Total Shareholder Return Amount	$ 71.06	54.89	64.11	79.72	124.90
Peer Group Total Shareholder Return Amount	81.27	66.46	68.20	67.65	89.96
Net Income (Loss)	$ (11,448,000)	$ (44,698,000)	$ (30,438,000)	$ (46,466,000)	$ 50,199,000
Company Selected Measure Amount	0.149	0.165	0.208	0.204	0.328
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing disclosures of the relationship between executive compensation paid and the Company's financial performance. Under the SEC's pay versus performance rules, the SEC has developed a new definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures defined by the SEC.
In the table below, totals for the Summary Compensation Table (“SCT”) and CAP values represent a mix of both compensation earned during the year (base salary and annual incentives) and estimated future pay opportunities (equity incentive awards). The difference between the SCT presentation and calculation of CAP is the value attributable to equity incentive awards. Within SCT values, equity incentive awards include the grant date fair value of equity incentive awards awarded during the year, reflecting the evaluation of the prior year's performance. Within CAP values, equity incentive awards represents the year-over-year change in the values of unvested equity incentive awards, awards that vested or forfeited during the year, as well as the year-end valuation of equity incentive awards granted during the year.
The measures most important in determining pay during 2025 were those that impact achievement of our equity incentive awards and annual incentive plans.
Worldwide revenue growth is calculated as the percentage change in worldwide revenue over the prior year. Worldwide revenue growth impacts both the achievement of our annual incentive plan objectives and performance targets of equity incentive awards.
•Shareholder return is calculated as the percentage change in stock price as of December 31 year over year. Shareholder return impacts the achievement of performance targets of equity incentive awards, as well as the value of stock awards realized by our named executive officers.
Analysis of Information Presented in the Pay versus Performance Table
Our compensation philosophy is to strongly link executive officer compensation to our performance and is intended to create long-term value for our stockholders. In accordance with Item 402(v) of Regulation S-K, we are providing the following description of relationships between information presented in the Pay versus Performance Table.

Change In PEO Actually Paid Compensation Amount	1.207	0.422	18.184	(0.981)	(0.046)
Change In Non-PEO NEO Average Compensation Actually Paid Amount	0.960	0.277	1.255	(0.768)	0.218
Change In Net Income (Loss)	(0.744)	0.468	(0.345)	(1.925)	(2.042)
Company Selected Measure Amount, Growth Rate	14.90%	16.50%	20.80%	20.40%	32.80%
Change In Company Selected Measure Amount	(0.016)	(0.043)	0.004	(0.124)	0.433
Measure:: 1
Pay vs Performance Disclosure
Name	Worldwide Revenue Growth
Non-GAAP Measure Description	Company selected measure is annual worldwide revenue growth rate. Amount is calculated as a percentage change in worldwide revenue over the prior year.
Measure:: 2
Pay vs Performance Disclosure
Name	Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,721,595	$ (4,301,915)	$ (3,988,053)	$ (8,098,784)	$ 5,584,722
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,203,478)	(9,350,144)	(6,738,465)	(6,722,916)	(5,594,896)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,735,172	7,036,576	5,933,361	3,877,228	7,213,771
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,447,697	(2,046,641)	(2,659,508)	(5,258,934)	2,640,635
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,204	58,294	(523,441)	5,838	1,325,212
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,333,406	(743,966)	(870,322)	(1,457,939)	1,290,870
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,184,696)	(2,229,820)	(1,778,787)	(1,555,800)	(1,327,506)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,459,707	1,867,371	1,584,409	1,106,735	1,656,615
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	833,688	(396,661)	(620,469)	(954,967)	549,341
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,707	15,144	(55,475)	(53,907)	412,420
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0